Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Weighted Average Dilutive Common Shares

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2018		2017
Options	4,703,785		3,122,202
Warrants	3,483,403		3,435,134
Convertible notes	9,200,062	[1]	1,411,762
Total potentially dilutive shares	17,387,250		7,969,098

[1]	As of December 31, 2018, many of the convertible notes had variable conversion prices and the shares issuable were estimated based on market conditions. Pursuant to the note agreements, there were 57,019,880 shares of common stock reserved for future note conversions.